FINANCIAL ASSETS AND LIABILITIES - Summary of movement of leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Movement Of Leases [Line Items]
Beginning balance	R$ 3,267,678	R$ 3,001,847
Business Combination (note 8.3)	174,229	3,281
Additions	224,714	142,562
Write-offs	(116,157)
Interest	377,449	426,313
Repayment of principal	(400,248)	(461,040)
Payment of interest	(211,611)	(165,301)
Monetary adjustment	221,077	374,155
Transfer between liabilities	(4,973)	(54,139)
Ending balance	3,532,158	R$ 3,267,678
Current	550,529
Non-current	R$ 2,981,629